Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV - Sugarcane Agricultural Partnership Agreement (IV) [Member] R$ in Thousands	12 Months Ended
	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2019 BRL (R$)
Commitments (Details) - Schedule of gross sugarcane sales to Partnership IV [Line Items]
Quantity of sugarcane (Tons)	1,360,001	1,221,728	1,019,232
Gross sugarcane sales Partnership IV	R$ 174,830	R$ 110,179	R$ 86,996